Payden Absolute Return Bond Fund

Schedule of Investments
- January 31, 2026 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (18%
)
2,300,000 AGL CLO Ltd. 2025-39A 144A, (3 mo. Term
Secured Overnight Financing Rate + 2.500%),
6.17%, 4/20/38 (a)(b) $ 2,317
1,400,000 AIMCO CLO 2018-BA 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.500%),
5.17%, 4/16/37 (a)(b) 1,402
3,250,000 Allegro CLO XII Ltd. 2020-1A 144A, (3 mo.
Term Secured Overnight Financing Rate +
1.440%), 5.11%, 7/21/37 (a)(b) 3,257
904,477 ARES LII CLO Ltd. 2019-52A 144A, (3 mo.
Term Secured Overnight Financing Rate +
0.880%), 4.55%, 4/22/31 (a)(b) 905
8,100,000 ARES XLIV CLO Ltd. 2017-44A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.130%), 4.80%, 4/15/34 (a)(b) 8,104
1,996,355 Battalion CLO X Ltd. 2016-10A 144A, (3 mo.
Term Secured Overnight Financing Rate +
1.140%), 4.81%, 1/24/35 (a)(b) 1,998
2,200,000 Buckhorn Park CLO Ltd. 2019-1A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.070%), 4.74%, 7/18/34 (a)(b) 2,204
7,000,000 Canyon Capital CLO Ltd. 2021-1A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.050%), 4.72%, 4/15/34 (a)(b) 7,002
2,300,000 Carlyle Global Market Strategies CLO Ltd.
2016-1A 144A, (3 mo. Term Secured Overnight
Financing Rate + 1.090%), 4.76%, 4/20/34 (a)
(b) 2,300
2,000,000 Cifc Funding Ltd. 2023-3A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.600%),
5.27%, 1/20/37 (a)(b) 2,000
1,775,000 CIFC Funding Ltd. 2023-2A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.130%),
0.00%, 1/21/37 (a)(b)(c) 1,775
3,200,000 Cologix Canadian Issuer LP 2022-1CAN 144A,
5.68%, 1/25/52 CAD (b)(d) 2,324
1,150,000 Diamond Infrastructure Funding LLC 2021-1A
144A, 2.36%, 4/15/49 (b) 1,124
2,000,000 Diamond Issuer LLC 2021-1A 144A, 3.79%,
11/20/51 (b) 1,939
1,868,184 Driven Brands Funding LLC 2021-1A 144A,
2.79%, 10/20/51 (b) 1,770
698,250 Driven Brands Funding LLC 2025-1A 144A,
5.30%, 10/20/55 (b) 698
650,000 Dryden 39 Euro CLO DAC 2015-39A 144A,
(3 mo. EURIBOR + 0.950%), 2.97%, 4/15/35
EUR (a)(b)(d) 771
110 Flagship Credit Auto Trust , 26.40%, 3/15/29 (c) —
1,950,000 Flatiron CLO 24 Ltd. , (3 mo. Term Secured
Overnight Financing Rate + 2.350%), 0.01%,
1/15/39 (b) 1,950
2,075,308 FORT CRE Issuer LLC 2022-FL3 144A, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 2.250%), 5.95%, 2/23/39 (a)(b) 2,081
3,500,000 Galaxy XXII CLO Ltd. 2016-22A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.020%), 0.00%, 4/16/34 (a)(b)(c) 3,500
3,270,502 Galaxy XXII CLO Ltd. 2016-22A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.240%), 4.91%, 4/16/34 (a)(b) 3,271
Principal
or Shares Security Description
Value
(000)
1,623,188 Golub Capital Partners Static Ltd. 2024-1A
144A, (3 mo. Term Secured Overnight Financing
Rate + 1.120%), 4.79%, 7/20/35 (a)(b) $ 1,624
2,500,000 Henley CLO III DAC 3X, (3 mo. EURIBOR +
0.970%), 3.00%, 12/25/35 EUR (a)(d)(e) 2,965
1,775,000 Hotwire Funding LLC 2021-1 144A, 2.66%,
11/20/51 (b) 1,745
750,000 Hotwire Funding LLC 2024-1A 144A, 9.19%,
6/20/54 (b) 777
2,475,000 HPS Loan Management Ltd. 2021-16A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.110%), 4.78%, 1/23/35 (a)(b) 2,476
402,652 JPMorgan Chase Bank N.A.-CACLN 2021-1
144A, 28.35%, 9/25/28 (b) 409
10 Juniper Receivables DAC 2021-2X, 0.00%,
2/15/29 (c)(e) 129
10 Juniper Receivables DAC 2022-1 R1 ,  (c) 130
10 Juniper Receivables DAC 2023-1 , 0.00%,
7/15/30 (c) 181
2,275,000 Juniper Valley Park CLO Ltd. 2023-1A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.080%), 4.75%, 7/20/36 (a)(b) 2,281
3,100,000 KKR CLO Ltd. 25 144A, (3 mo. Term Secured
Overnight Financing Rate + 0.950%), 4.62%,
7/15/34 (a)(b) 3,092
3,050,000 KKR CLO Ltd. 26 144A, (3 mo. Term Secured
Overnight Financing Rate + 1.100%), 4.77%,
10/15/34 (a)(b) 3,051
1,114,542 KREF Ltd. 2022-FL3 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.450%),
5.12%, 2/17/39 (a)(b) 1,116
1,425,000 Lmdv Issuer Co. LLC 2025-1A 144A, 5.31%,
12/15/55 (b) 1,434
2,700,000 Madison Park Funding LVII Ltd. 2022-57A
144A, (3 mo. Term Secured Overnight Financing
Rate + 1.280%), 4.95%, 7/27/34 (a)(b) 2,705
5,275,000 Neuberger Berman Loan Advisers CLO
Ltd. 2021-41A 144A, (3 mo. Term Secured
Overnight Financing Rate + 1.050%), 4.72%,
4/15/34 (a)(b) 5,276
2,500,000 OAK Hill European Credit Partners V
Designated Activity Co. 2016-5A 144A, (3 mo.
EURIBOR + 0.980%), 3.01%, 1/21/35 EUR (a)
(b)(d) 2,965
2,575,083 Oak Street Investment Grade Net Lease Fund
2020-1A 144A, 3.39%, 11/20/50 (b) 1,703
693,875 Oak Street Investment Grade Net Lease Fund
Series 2021-1A 144A, 2.80%, 1/20/51 (b) 465
2,200,000 Octagon Investment Partners Ltd. 2019-1A
144A, (3 mo. Term Secured Overnight Financing
Rate + 1.150%), 4.82%, 10/15/34 (a)(b) 2,199
3,600,000 Octagon Ltd. 2021-1A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.070%),
4.74%, 10/15/34 (a)(b) 3,605
2,800,000 Penta CLO DAC 2022-11A 144A, (3 mo.
EURIBOR + 2.700%), 0.00%, 1/15/39 EUR (a)
(b)(c)(d) 3,319
1,546,907 RCKT Mortgage Trust 2025-CES2 144A,
5.50%, 2/25/55 (b) 1,564
840,266 RCKT Mortgage Trust 2025-CES5 144A,
5.69%, 5/25/55 (b) 853
1,066,752 Santander Bank Auto Credit-Linked Notes 2022-
C 144A, 14.59%, 12/15/32 (b) 1,084

Payden Mutual Funds
Payden Absolute Return Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
2,300,000 Santander Bank Auto Credit-Linked Notes Series
2022-C 144A, 18.06%, 12/15/32 (b) $ 2,484
100 Santander Consumer Auto Receivables Trust
2021-B , 0.00%, 3/15/29 (c) 2,870
100 Santander Consumer Auto Receivables Trust
2021-C , 0.00%, 6/15/28 (c) 1,130
2,099,366 Sound Point Euro CLO I Funding DAC 1X, (3
mo. EURIBOR + 0.820%), 2.85%, 5/25/34
EUR (a)(d)(e) 2,490
85 United Auto Credit Securitization Trust 2022-2 ,
0.00%, 4/10/29 (c) —
2,300,000 VB-S1 Issuer LLC-VBTEL 2022-1A 144A,
5.27%, 2/15/52 (b) 2,275
1,000,000 VB-S1 Issuer LLC-VBTEL 2024-1A 144A,
6.64%, 5/15/54 (b) 1,021
8,000,000 Voya CLO Ltd. 2020-1A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.080%),
4.75%, 7/16/34 (a)(b) 8,001
2,025,000 Westlake Automobile Receivables Trust 2023-
4A 144A, 7.19%, 7/16/29 (b) 2,098
Total Asset Backed (Cost - $129,195)
122,209
Bank Loan(f) (8%
)
2,660,000 Allison Transmission Inc. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
0.750%), 5.42%, 1/02/33  2,670
1,286,603 Alpha Generation LLC Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
0.750%), 5.42%, 9/30/31  1,287
417,895 American Airlines Inc. Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
2.250%), 6.92%, 5/28/32  419
3,400,000 AmWINS Group Inc. Term Loan B 1L, (1 mo.
Term Secured Overnight Financing Rate +
1.000%), 2.75%, 1/30/32  3,398
1,675,000 Biomarin Pharmaceutical Inc. Term Loan B 1L,
(1 mo. Term Secured Overnight Financing Rate
+ 2.250%), 1.75%, 1/28/33  1,679
691,253 CPPIB OVM Member U.S. LLC Term Loan B
1L, (3 mo. Term Secured Overnight Financing
Rate + 2.750%), 6.17%, 8/20/31  693
1,700,000 Element Solutions Inc. Term Loan B3 1L, (1
mo. Term Secured Overnight Financing Rate +
1.000%), 1.75%, 12/18/30  1,709
4,065,629 EMRLD Borrower LP Term Loan B2 1L, (6
mo. Term Secured Overnight Financing Rate +
1.500%), 6.12%, 8/04/31  4,065
1,778,892 Evergreen AcqCo 1 LP Term Loan 1L, (3 mo.
Term Secured Overnight Financing Rate +
2.000%), 6.70%, 9/17/32  1,786
1,870,313 Fr Br Holdings LLC Term Loan 1L, (3 mo. Term
Secured Overnight Financing Rate + 4.250%),
7.92%, 10/09/30  1,884
1,025,000 Genmab A/S Term Loan B 1L, (3 mo. Term
Secured Overnight Financing Rate + 2.000%),
6.73%, 12/12/32  1,030
1,450,000 Hologic Inc. Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 2.250%),
2.25%, 1/14/33  1,441
450,000 Hologic Inc. Term Loan B 1L, (3 mo. EURIBOR
+ 2.750%), 2.75%, 1/14/33 EUR (d) 534
1,309,045 Iron Mountain Information Management LLC
Term Loan B 1L, (1 mo. Term Secured Overnight
Financing Rate + 1.250%), 5.67%, 1/31/31  1,300
Principal
or Shares Security Description
Value
(000)
2,201,562 Lackawanna Energy Center LLC Term Loan B 1L,
(1 mo. Term Secured Overnight Financing Rate
+ 2.000%), 6.68%, 8/05/32  $ 2,218
669,938 Leia Finco U.S. LLC Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
2.250%), 6.90%, 10/09/31  655
814,688 Lightning Power LLC Term Loan B 1L, (1 mo.
Term Secured Overnight Financing Rate +
2.250%), 5.92%, 8/18/31  817
2,282,124 Madison Iaq LLC Term Loan B 1L, (6 mo. Term
Secured Overnight Financing Rate + 3.250%),
6.13%, 6/21/28  2,286
585,593 Madison Iaq LLC Term Loan B 1L, (3 mo. Term
Secured Overnight Financing Rate + 1.750%),
6.38%, 11/08/32  587
3,312,650 McGraw-Hill Education Inc. Term Loan B2 1L,
(1 mo. Term Secured Overnight Financing Rate
+ 1.750%), 6.42%, 8/06/31  3,333
1,444,422 MIC Glen LLC Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.250%),
6.92%, 7/21/28  1,451
1,240,609 Omnia Partners LLC Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
2.750%), 6.46%, 12/31/32  1,244
1,500,000 Qnity Electronics Inc. Term Loan B 1L, (1 mo.
Term Secured Overnight Financing Rate +
1.000%), 5.70%, 11/01/32  1,509
2,607,054 Quikrete Holdings Inc. Term Loan B3 1L, (1
mo. Term Secured Overnight Financing Rate +
1.250%), 5.92%, 2/10/32  2,610
2,600,000 Raising Canes Restaurants LLC Term Loan B 1L,
(1 mo. Term Secured Overnight Financing Rate
+ 1.000%), 5.69%, 11/03/32  2,597
1,600,000 Solstice Advanced Materials Inc. Term Loan B
1L, (1 mo. Term Secured Overnight Financing
Rate + 2.750%), 5.59%, 10/29/32  1,609
1,075,000 Talen Energy Supply LLC Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
1.000%), 5.67%, 11/25/32  1,077
928,211 Terex Corp. Term Loan 1L, (1 mo. Term Secured
Overnight Financing Rate + 0.750%), 5.42%,
10/08/31  932
1,088,945 Transdigm Inc. Term Loan J 1L, (1 mo. Term
Secured Overnight Financing Rate + 2.250%),
6.17%, 2/28/31  1,090
2,347,375 Transdigm Inc. Term Loan M 1L, (1 mo. Term
Secured Overnight Financing Rate + 1.500%),
6.17%, 8/19/32  2,348
1,029,026 United Natural Foods Inc. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
3.750%), 8.42%, 4/25/31  1,037
Total Bank Loan (Cost - $51,234)
51,295
Corporate Bond (18%
)
1,300,000 ADT Security Corp. 144A, 5.88%, 10/15/33 (b) 1,319
1,700,000 AECOM 144A, 6.00%, 8/01/33 (b) 1,743
1,000,000 Ally Financial Inc. , (U.S. Secured Overnight
Financing Rate + 1.780%), 5.55%, 7/31/33 (a) 1,007
1,100,000 Almaviva-The Italian Innovation Co. SpA ,
5.00%, 10/30/30 EUR (d)(e) 1,294
200,000 Alpha Generation LLC 144A, 6.25%, 1/15/34 (b) 201
325,000 American Homes 4 Rent LP , 4.95%, 6/15/30  329
925,000 American Honda Finance Corp. , 4.15%, 1/08/29  927
675,000 Amrize Finance U.S. LLC , 4.95%, 4/07/30  691

Principal
or Shares Security Description
Value
(000)
2,350,000 Antero Midstream Partners LP/Antero
Midstream Finance Corp. 144A, 5.75%,
7/01/34 (b) $ 2,375
1,600,000 Archrock Services LP/Archrock Partners Finance
Corp. 144A, 6.00%, 2/01/34 (b) 1,600
425,000 B&M European Value Retail SA , 6.50%,
11/27/31 GBP (d)(e) 573
725,000 Barclays PLC , (U.S. Secured Overnight Financing
Rate + 1.080%), 4.48%, 11/11/29 (a) 730
725,000 Beach Acquisition Bidco LLC 144A, 5.25%,
7/15/32 EUR (b)(d) 882
1,450,000 BKV Upstream Midstream LLC 144A, 7.50%,
10/15/30 (b) 1,469
200,000 Blue Owl Capital Corp. , 3.40%, 7/15/26  199
1,595,000 Bombardier Inc. 144A, 7.00%, 6/01/32 (b) 1,676
950,000 Boots Group Finco LP 144A, 5.38%, 8/31/32
EUR (b)(d) 1,164
810,000 Boparan Finance PLC , 9.38%, 11/07/29 GBP (d)
(e) 1,183
800,000 Broadcom Inc. , 4.30%, 1/15/31  800
550,000 Bubbles Bidco SpA 144A, 6.50%, 9/30/31
EUR (b)(d) 671
1,425,000 C&W Senior Finance Ltd. 144A, 9.00%,
1/15/33 (b) 1,484
1,675,000 Carpenter Technology Corp. 144A, 5.63%,
3/01/34 (b) 1,702
750,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 7.38%, 2/01/36 (b) 752
525,000 Cigna Group , 4.50%, 9/15/30  529
775,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 1.351%), 3.06%, 1/25/33 (a) 710
1,160,000 Clean Harbors Inc. 144A, 5.75%, 10/15/33 (b) 1,186
2,150,000 Clearway Energy Operating LLC 144A, 5.75%,
1/15/34 (b) 2,159
2,100,000 Corp. Inmobiliaria Vesta SAB de CV 144A,
5.50%, 1/30/33 (b) 2,096
775,000 CRH America Finance Inc. , 5.40%, 5/21/34  802
825,000 CVR Energy Inc. , 7.50%, 2/15/31 (b) 824
800,000 CVR Energy Inc. , 7.88%, 2/15/34 (b) 794
1,150,000 doValue SpA 144A, 5.38%, 11/15/31 EUR (b)(d) 1,404
1,250,000 DTE Energy Co. , 5.05%, 10/01/35  1,246
175,000 Duke Energy Carolinas LLC , 4.85%, 3/15/30  180
1,050,000 Edge Finco PLC 144A, 8.13%, 8/15/31 GBP (b)
(d) 1,538
675,000 Energy Transfer LP , 5.35%, 1/15/36  675
500,000 EOG Resources Inc. , 5.35%, 1/15/36  514
850,000 FIBRA Prologis 144A, 5.63%, 1/14/38 (b) 839
1,750,000 Fiesta Purchaser Inc. 144A, 9.63%, 9/15/32 (b) 1,775
1,050,000 Flutter Treasury DAC 144A, 6.13%, 6/04/31
GBP (b)(d) 1,462
1,625,000 Ford Motor Credit Co. LLC , 5.87%, 10/31/35 (g) 1,619
725,000 Freedom Mortgage Holdings LLC 144A, 7.88%,
4/01/33 (b) 740
1,400,000 Fressnapf Holding SE , 5.25%, 10/31/31 EUR (d)
(e) 1,673
1,000,000 Frontier Communications Holdings LLC 144A,
5.00%, 5/01/28 (b) 1,001
925,000 General Motors Financial Co. Inc. , 4.90%,
10/06/29  940
900,000 General Motors Financial Co. Inc. , 5.45%,
1/08/36  904
2,900,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 0.710%), 4.15%,
1/21/29 (a) 2,903
Principal
or Shares Security Description
Value
(000)
1,000,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.190%), 5.07%,
1/21/37 (a) $ 996
1,125,000 Gruppo San Donato SpA 144A, 6.50%, 10/31/31
EUR (b)(d) 1,353
1,075,000 HA Sustainable Infrastructure Capital Inc. , (5 yr.
US Treasury Yield Curve Rate T Note Constant
Maturity + 4.301%), 8.00%, 6/01/56 (a) 1,128
150,000 HCA Inc. , 5.88%, 2/01/29  156
1,500,000 HCA Inc. , 4.90%, 11/15/35  1,474
1,250,000 Hewlett Packard Enterprise Co. , 5.00%,
10/15/34  1,231
1,205,000 Hyundai Capital America 144A, 4.25%,
1/08/29 (b) 1,208
930,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 0.930%), 4.26%, 10/22/31 (a) 926
1,400,000 KeHE Distributors LLC/KeHE Finance Corp./
NextWave Distribution Inc. 144A, 9.00%,
2/15/29 (b) 1,469
2,260,000 Magnolia Oil & Gas Operating LLC/Magnolia
Oil & Gas Finance Corp. 144A, 6.88%,
12/01/32 (b) 2,348
475,000 Marriott International Inc. , 4.50%, 10/15/31  476
500,000 Meta Platforms Inc. , 4.20%, 11/15/30  499
1,600,000 Mexico City Airport Trust , 4.25%, 10/31/26 (e) 1,598
2,800,000 MKS Inc. 144A, 4.25%, 2/15/34 EUR (b)(d) 3,320
1,275,000 Morgan Stanley I, (U.S. Secured Overnight
Financing Rate + 1.074%), 4.36%, 10/22/31 (a) 1,268
1,225,000 Morgan Stanley Private Bank N.A. , (U.S. Secured
Overnight Financing Rate + 1.020%), 4.47%,
11/19/31 (a) 1,226
2,150,000 Murphy Oil Corp. , 6.50%, 2/15/34  2,143
1,215,000 Novelis Corp. 144A, 6.38%, 8/15/33 (b) 1,239
900,000 Novo Banco SA , (3 mo. EURIBOR + 1.050%),
3.38%, 1/22/31 EUR (a)(d)(e) 1,078
1,400,000 Opal Bidco SAS 144A, 5.50%, 3/31/32 EUR (b)
(d) 1,706
127,000 Petroleos Mexicanos , 2.75%, 4/21/27 EUR (d)(e) 149
2,275,000 Petroleos Mexicanos , 6.35%, 2/12/48  1,806
1,500,000 Post Holdings Inc. 144A, 6.50%, 3/15/36 (b) 1,502
1,000,000 Prime Healthcare Services Inc. 144A, 9.38%,
9/01/29 (b) 1,042
575,000 QXO Building Products Inc. 144A, 6.75%,
4/30/32 (b) 593
1,800,000 Sagax AB , 4.38%, 5/29/30 EUR (d)(e) 2,218
925,000 Santander Holdings USA Inc. , (U.S. Secured
Overnight Financing Rate + 1.940%), 5.35%,
9/06/30 (a) 949
4,000,000 SBA Tower Trust 144A, 1.63%, 11/15/26 (b) 3,924
2,200,000 SBA Tower Trust 144A, 6.60%, 1/15/28 (b) 2,250
1,900,000 Stagwell Global LLC 144A, 5.63%, 8/15/29 (b) 1,844
1,550,000 Standard Building Solutions Inc. 144A, 6.50%,
8/15/32 (b) 1,599
1,375,000 Standard Building Solutions Inc. 144A, 6.25%,
8/01/33 (b) 1,406
825,000 Standard Building Solutions Inc. 144A, 5.88%,
3/15/34 (b) 825
1,275,000 Star Parent Inc. 144A, 9.00%, 10/01/30 (b) 1,347
1,515,000 Surgery Center Holdings Inc. 144A, 7.25%,
4/15/32 (b) 1,527
850,000 Synopsys Inc. , 5.15%, 4/01/35  862
1,100,000 TDF Infrastructure SASU , 4.13%, 10/23/31
EUR (d)(e) 1,333

Payden Mutual Funds
Payden Absolute Return Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
1,325,000 Tenet Healthcare Corp. 144A, 5.50%,
11/15/32 (b) $ 1,339
1,650,000 Tesco Corporate Treasury Services PLC , 3.38%,
5/06/32 EUR (d)(e) 1,965
530,000 Toronto-Dominion Bank , 4.11%, 10/13/28  531
975,000 TXNM Energy Inc. 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
3.254%), 7.00%, 7/31/56 (a)(b) 985
800,000 Uber Technologies Inc. , 4.15%, 1/15/31  793
2,075,000 United Rentals North America Inc. 144A,
5.38%, 11/15/33 (b) 2,075
1,125,000 Ventas Realty LP , 5.00%, 2/15/36  1,115
1,575,000 Viking Baked Goods Acquisition Corp. 144A,
8.63%, 11/01/31 (b) 1,564
875,000 Viper Energy Partners LLC , 5.70%, 8/01/35  891
1,000,000 Vistra Operations Co. LLC 144A, 5.35%,
1/31/36 (b) 995
950,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.500%), 5.15%, 4/23/31 (a) 978
1,850,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 2.020%), 5.39%, 4/24/34 (a) 1,914
Total Corporate Bond (Cost - $118,328)
120,447
Foreign Government (17%
)
1,700,000 Albania Government International Bond , 4.75%,
2/14/35 EUR (d)(e) 2,053
775,000 Albania Government International Bond 144A,
4.75%, 2/14/35 EUR (b)(d) 936
1,250,000 Argentine Republic Government International
Bond , 4.13%, 7/09/35  970
186,000,000 Brazil Letras do Tesouro Nacional , 14.11%,
4/01/26 BRL (c)(d) 34,581
44,000,000 Brazil Notas do Tesouro Nacional Serie F ,
10.00%, 1/01/31 BRL (d) 7,481
1,310,000 Dominican Republic International Bond , 5.95%,
1/25/27 (e) 1,328
1,625,000 Dominican Republic International Bond 144A,
5.88%, 10/28/35 (b) 1,620
1,400,000 Egypt Government International Bond , 5.63%,
4/16/30 EUR (d)(e) 1,653
3,609,375 Ghana Government International Bond , 5.00%,
7/03/29 (e) 3,544
1,090,000 Guatemala Government Bond , 4.38%,
6/05/27 (e) 1,088
2,150,000 Guatemala Government Bond 144A, 6.25%,
8/15/36 (b) 2,245
925,000 Guatemala Government Bond , 6.55%,
2/06/37 (e) 986
2,225,000 Hungary Government International Bond Series
10Y, 4.50%, 6/16/34 EUR (d)(e) 2,690
917,000 Ivory Coast Government International Bond ,
6.38%, 3/03/28 (e) 933
1,350,000 Ivory Coast Government International Bond ,
4.88%, 1/30/32 EUR (d)(e) 1,580
300,000 Ivory Coast Government International Bond
144A, 8.08%, 4/01/36 (b) 322
600,000 Ivory Coast Government International Bond ,
8.08%, 4/01/36 (e) 643
200,000 Ivory Coast Government International Bond ,
8.25%, 1/30/37 (e) 216
201,930,000 Mexican Bonos Series M, 7.75%, 11/23/34
MXN (d) 10,915
400,000 Mexico Government International Bond , 5.38%,
3/22/33  395
Principal
or Shares Security Description
Value
(000)
1,425,000 Mexico Government International Bond , 4.88%,
5/16/36 EUR (d) $ 1,690
1,400,000 Nigeria Government International Bond ,
10.38%, 12/09/34 (e) 1,656
25,300,000 Peru Government Bond 144A, 6.85%, 8/12/35
PEN (b)(d)(e) 8,093
94,060,000 Republic of South Africa Government Bond
Series 2035, 8.88%, 2/28/35 ZAR (d) 6,143
2,000,000 Republic of South Africa Government
International Bond 144A, 6.13%, 12/11/37 (b) 1,944
675,000 Republic of South Africa Government
International Bond 144A, 7.25%, 12/11/55 (b) 656
400,000 Republic of Uzbekistan International Bond ,
5.38%, 2/20/29 (e) 404
900,000 Republic of Uzbekistan International Bond ,
3.70%, 11/25/30 (e) 843
1,800,000 Republic of Uzbekistan International Bond ,
6.95%, 5/25/32 (e) 1,949
37,145,000 Romania Government Bond Series 7Y, 8.00%,
4/29/30 RON (d) 9,204
850,000 Romanian Government International Bond
144A, 5.75%, 9/16/30 (b) 878
1,050,000 Romanian Government International Bond
144A, 5.88%, 7/11/32 EUR (b)(d)(g) 1,333
500,000 Romanian Government International Bond ,
5.88%, 7/11/32 EUR (d)(e) 635
1,200,000 Sri Lanka Government International Bond ,
3.60%, 2/15/38 (e) 1,190
1,635,000 Turkiye Government International Bond , 6.88%,
1/14/38  1,621
Total Foreign Government (Cost - $109,376)
114,418
Mortgage Backed (30%
)
1,150,000 1301 Trust 2025-1301 144A, 6.22%,
8/11/42 (b)(h) 1,179
1,650,000 Arbor Realty Commercial Real Estate Notes Ltd.
2021-FL4 144A, (1 mo. Term Secured Overnight
Financing Rate + 1.814%), 5.49%, 11/15/36 (a)
(b) 1,654
1,775,000 AREIT 2025-CRE11 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.750%),
5.43%, 7/25/43 (a)(b) 1,779
2,600,000 BDS LLC 2025-FL15 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.400%), 5.08%,
3/19/43 (a)(b) 2,606
2,050,000 BFLD Commercial Mortgage Trust 2025-660F
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.500%), 5.18%, 11/15/42 (a)(b) 2,060
1,425,000 BFLD Commercial Mortgage Trust 2025-660F
144A, (1 mo. Term Secured Overnight Financing
Rate + 2.150%), 5.83%, 11/15/42 (a)(b) 1,433
2,323,335 Bravo Residential Funding Trust 2025-NQM1
144A, 5.60%, 12/25/64 (b) 2,349
1,000,237 Bravo Residential Funding Trust 2025-NQM3
144A, 5.57%, 3/25/65 (b) 1,011
1,950,349 Bravo Residential Funding Trust 2025-NQM10
144A, 5.33%, 9/25/65 (b) 1,955
1,578,951 BRAVO Residential Funding Trust 2024-NQM7
144A, 6.06%, 10/27/64 (b) 1,598
1,476,554 BRAVO Residential Funding Trust 2025-NQM2
144A, 5.68%, 11/25/64 (b) 1,496
2,065,304 BRAVO Residential Funding Trust 2025-NQM6
144A, 5.33%, 6/25/65 (b) 2,088

Principal
or Shares Security Description
Value
(000)
2,842,317 BRAVO Residential Funding Trust 2025-NQM7
144A, 5.46%, 7/25/65 (b)(h) $ 2,873
2,250,000 BSPRT Issuer LLC 2025-FL12 144A, (1 mo.
Term Secured Overnight Financing Rate +
1.386%), 5.06%, 1/17/43 (a)(b) 2,256
1,452,646 BX Commercial Mortgage Trust 2024-AIRC
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.691%), 5.37%, 8/15/41 (a)(b) 1,458
1,197,856 BX Commercial Mortgage Trust 2025-BCAT
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.380%), 5.06%, 8/15/42 (a)(b) 1,201
1,988,441 BX Commercial Mortgage Trust 2025-BCAT
144A, (1 mo. Term Secured Overnight Financing
Rate + 2.650%), 6.33%, 8/15/42 (a)(b) 2,000
3,950,000 BX Mortgage Trust 2025-BIO3 144A, 6.14%,
2/10/42 (b) 4,042
1,625,000 BX Trust 2024-VLT4 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.941%),
5.62%, 6/15/41 (a)(b) 1,628
2,200,000 BX Trust 2025-VLT6 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.893%),
5.57%, 3/15/42 (a)(b) 2,204
2,300,000 BX Trust 2025-VLT6 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.192%),
5.87%, 3/15/42 (a)(b) 2,304
2,550,000 BX Trust 2025-VLT7 144A, (1 mo. Term
Secured Overnight Financing Rate + 3.250%),
6.93%, 7/15/44 (a)(b) 2,572
2,475,000 BX Trust 2025-VOLT 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.100%),
5.78%, 12/15/44 (a)(b) 2,493
14,824,265 Cantor Commercial Real Estate Lending 2019-
CF1, 1.11%, 5/15/52 (h) 374
1,550,000 Century Plaza Towers 2019-CPT 144A, 3.00%,
11/13/39 (b)(h) 1,370
2,129,390 Colt Mortgage Loan Trust 2024-7 144A, 5.54%,
12/26/69 (b) 2,152
1,294,883 COLT Mortgage Loan Trust 2025-8 144A,
5.48%, 8/25/70 (b) 1,311
1,977,639 COLT Mortgage Loan Trust 2025-8 144A,
5.89%, 8/25/70 (b) 2,003
2,400,000 COMM Mortgage Trust 2025-SBX 144A,
5.55%, 8/10/41 (b)(h) 2,410
3,330,000 Connecticut Avenue Securities Trust 2021-
R01 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 6.000%), 9.70%,
10/25/41 (a)(b) 3,436
650,000 Connecticut Avenue Securities Trust 2021-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 6.200%), 9.90%,
11/25/41 (a)(b) 671
875,000 Connecticut Avenue Securities Trust 2022-
R01 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 6.000%), 9.70%,
12/25/41 (a)(b) 909
5,963,000 Connecticut Avenue Securities Trust 2022-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 4.500%), 8.20%,
1/25/42 (a)(b) 6,159
1,775,000 Connecticut Avenue Securities Trust 2022-R04
144A, (U.S. Secured Overnight Financing Rate
Index 30day Average + 9.500%), 13.20%,
3/25/42 (a)(b) 1,927
Principal
or Shares Security Description
Value
(000)
2,280,000 Connecticut Avenue Securities Trust 2022-R03
144A, (U.S. Secured Overnight Financing Rate
Index 30day Average + 9.850%), 13.55%,
3/25/42 (a)(b) $ 2,494
374,609 Connecticut Avenue Securities Trust 2024-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.100%), 4.80%,
2/25/44 (a)(b) 375
2,866,126 Connecticut Avenue Securities Trust 2025-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.000%), 4.70%,
2/25/45 (a)(b) 2,870
1,540,105 Connecticut Avenue Securities Trust 2025-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.150%), 4.85%,
2/25/45 (a)(b) 1,542
3,400,000 Connecticut Avenue Securities Trust 2025-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.600%), 5.30%,
2/25/45 (a)(b) 3,414
2,450,000 Connecticut Avenue Securities Trust 2025-
R04 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.500%), 5.20%,
5/25/45 (a)(b) 2,464
3,267,178 Cross Mortgage Trust 2024-H8 144A, 5.55%,
12/25/69 (b)(h) 3,303
2,010,244 Cross Mortgage Trust 2025-H1 144A, 5.74%,
2/25/70 (b)(h) 2,038
2,710,818 Cross Mortgage Trust 2025-H6 144A, 5.18%,
7/25/70 (b)(h) 2,731
1,425,000 DBC Mortgage Trust 2025-DBC 144A, (1 mo.
Term Secured Overnight Financing Rate +
1.350%), 5.03%, 11/15/42 (a)(b) 1,430
1,925,000 DBC Mortgage Trust 2025-DBC 144A, (1 mo.
Term Secured Overnight Financing Rate +
1.600%), 5.28%, 11/15/42 (a)(b) 1,932
1,650,000 DBC Mortgage Trust 2025-DBC 144A, (1 mo.
Term Secured Overnight Financing Rate +
2.050%), 5.73%, 11/15/42 (a)(b) 1,656
2,450,000 DGWD Trust 2025-INFL 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.600%),
5.28%, 8/15/35 (a)(b) 2,464
1,475,000 Durst Commercial Mortgage Trust 2025-151
144A, 6.02%, 8/10/42 (b)(h) 1,506
1,725,000 Durst Commercial Mortgage Trust 2025-151
144A, 7.02%, 8/10/42 (b)(h) 1,781
1,325,000 Extended Stay America Trust 2026-ESH2 144A,
(1 mo. Term Secured Overnight Financing Rate
+ 1.600%), 5.27%, 2/15/43 (a)(b) 1,334
1,304,998 Fannie Mae Connecticut Avenue Securities
2016-C03, (U.S. Secured Overnight Financing
Rate Index 30day Average + 11.864%), 15.56%,
10/25/28 (a) 1,335
884,356 Fannie Mae Connecticut Avenue Securities
2016-C04, (U.S. Secured Overnight Financing
Rate Index 30day Average + 10.364%), 14.06%,
1/25/29 (a) 920
2,287,960 Fannie Mae Connecticut Avenue Securities
2016-C06, (U.S. Secured Overnight Financing
Rate Index 30day Average + 9.364%), 13.06%,
4/25/29 (a) 2,408

Payden Mutual Funds
Payden Absolute Return Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
1,925,000 Freddie Mac Stacr Remic Trust 2025-DNA3
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.500%), 5.20%,
9/25/45 (a)(b) $ 1,929
5,950,000 Freddie Mac STACR REMIC Trust 2021-HQA3
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 3.350%), 7.05%,
9/25/41 (a)(b) 6,035
2,050,000 Freddie Mac STACR REMIC Trust 2021-HQA3
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 6.250%), 9.95%,
9/25/41 (a)(b) 2,110
1,825,000 Freddie Mac STACR REMIC Trust 2021-DNA7
144A, (U.S. Secured Overnight Financing Rate
Index 30day Average + 7.800%), 11.50%,
11/25/41 (a)(b) 1,917
2,000,000 Freddie Mac STACR REMIC Trust 2021-HQA4
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 3.750%), 7.45%,
12/25/41 (a)(b) 2,046
1,400,000 Freddie Mac STACR REMIC Trust 2022-DNA2
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 4.750%), 8.45%,
2/25/42 (a)(b) 1,452
1,400,000 Freddie Mac STACR REMIC Trust 2023-HQA1
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 5.500%), 9.20%,
5/25/43 (a)(b) 1,531
2,082,500 Freddie Mac STACR REMIC Trust 2024-HQA2
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.250%), 4.95%,
8/25/44 (a)(b) 2,091
1,525,000 FS Rialto Issuer LLC 2026-FL11 144A, (1 mo.
Term Secured Overnight Financing Rate +
2.050%), 0.00%, 1/19/44 (a)(b)(c) 1,530
2,809,736 HIH Trust 2024-61P 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.842%),
5.52%, 10/15/41 (a)(b) 2,820
20,158 JP Morgan Mortgage Trust 2017-5 144A,
4.75%, 10/26/48 (a)(b)(h) 21
3,734,039 LCCM 2017-LC26 144A, 1.50%, 7/12/50 (b)(h) 48
1,800,000 Life Mortgage Trust 2022-BMR2 144A, (1
mo. Term Secured Overnight Financing Rate +
1.295%), 4.98%, 5/15/39 (a)(b) 1,751
1,175,000 LoanCore Issuer LLC 2025-CRE9 144A, (1
mo. Term Secured Overnight Financing Rate +
1.950%), 5.63%, 8/18/42 (a)(b) 1,177
3,574,872 Morgan Stanley Residential Mortgage Loan Trust
2025-NQM8 144A, 4.96%, 9/25/70 (b)(h) 3,592
2,912,093 Morgan Stanley Residential Mortgage Loan Trust
2025-NQM8 144A, 5.42%, 9/25/70 (b) 2,931
3,125,000 NRTH Commercial Mortgage Trust 2025-PARK
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.393%), 5.07%, 10/15/40 (a)(b) 3,139
1,800,000 NRTH Commercial Mortgage Trust 2025-PARK
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.643%), 5.32%, 10/15/40 (a)(b) 1,810
1,228,222 OBX Trust 2024-NQM8 144A, 6.23%,
5/25/64 (b) 1,247
897,261 OBX Trust 2024-NQM13 144A, 5.42%,
6/25/64 (b) 901
1,445,608 OBX Trust 2024-NQM12 144A, 5.48%,
7/25/64 (b) 1,459
Principal
or Shares Security Description
Value
(000)
1,111,636 OBX Trust 2024-NQM14 144A, 4.94%,
9/25/64 (b) $ 1,116
6,061,376 OBX Trust 2025-NQM2 144A, 5.60%,
11/25/64 (b) 6,138
1,921,575 OBX Trust 2025-NQM3 144A, 5.65%,
12/01/64 (b) 1,948
1,681,378 OBX Trust 2025-NQM3 144A, 5.95%,
12/01/64 (b) 1,702
3,617,104 OBX Trust 2025-NQM5 144A, 5.52%,
3/25/65 (b) 3,663
1,927,657 OBX Trust 2025-NQM6 144A, 5.96%,
3/25/65 (b) 1,953
4,016,548 OBX Trust 2025-NQM10 144A, 5.45%,
5/25/65 (b) 4,066
3,970,681 OBX Trust 2025-NQM19 144A, 4.87%,
10/25/65 (b)(h) 3,985
1,561,055 OBX Trust 2025-NQM20 144A, 5.02%,
10/25/65 (b)(h) 1,571
2,834,973 OBX Trust 2026-NQM1 144A, 5.17%,
11/25/65 (b) 2,844
3,750,000 SWCH Commercial Mortgage Trust 2025-DATA
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.443%), 5.12%, 2/15/42 (a)(b) 3,729
2,452,622 THPT Mortgage Trust 2023-THL 144A, 6.99%,
12/10/34 (b)(h) 2,501
2,400,000 TORY Commercial Mortgage Trust 2026-HGTS
144A, 5.45%, 1/13/46 (b)(h) 2,404
1,775,000 TRTX Issuer Ltd. 2025-FL7 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.950%),
5.63%, 6/18/43 (a)(b) 1,779
1,125,000 TRTX Issuer Ltd. 2025-FL7 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.200%),
5.88%, 6/18/43 (a)(b) 1,128
3,017,572 Verus Securitization Trust 2024-R1 144A,
5.22%, 9/25/69 (b)(h) 3,030
2,849,021 Verus Securitization Trust 2024-9 144A, 5.44%,
11/25/69 (b)(h) 2,879
1,478,530 Verus Securitization Trust 2025-2 144A, 5.31%,
3/25/70 (b) 1,492
1,411,763 Verus Securitization Trust 2025-6 144A, 5.42%,
7/25/70 (b) 1,428
1,900,216 Verus Securitization Trust 2025-8 144A, 4.87%,
9/25/70 (b)(h) 1,907
1,825,000 VRTX Trust 2025-HQ 144A, 5.92%,
8/05/42 (b)(h) 1,861
950,000 VTR Commercial Mortgage Trust 2025-STEM
144A, 6.06%, 10/13/39 (b)(h) 954
1,550,000 Wells Fargo Commercial Mortgage Trust
2025-HI 144A, (1 mo. Term Secured Overnight
Financing Rate + 1.693%), 5.37%, 10/15/42 (a)
(b) 1,556
4,768,289 Wells Fargo Commercial Mortgage Trust 2018-
C46, 0.90%, 8/15/51 (h) 72
Total Mortgage Backed (Cost - $204,757)
204,201
U.S. Treasury (2%
)
12,600,000 U.S. Treasury Note, 3.50%, 10/31/27
(Cost - $12,582) 12,592
Investment Company (11%
)
84,760 iShares iBoxx $ Investment Grade Corporate
Bond ETF(g) 9,372
207,937 iShares J.P. Morgan USD Emerging Markets
Bond ETF 20,082
14,736,649 Payden Cash Reserves Money Market Fund* 14,737

Principal
or Shares Security Description
Value
(000)
2,042,302 Payden Emerging Markets Local Bond Fund, SI
Class* $ 20,362
377,461 VanEck J. P. Morgan EM Local Currency Bond
ETF(g) 9,927
Total Investment Company (Cost - $73,257)
74,480
Purchase Options  (0%
)
Total Purchase Options (Cost - $443) 332
Total Investments, Before Written Options
(Cost - $699,172) (104%)
699,974
Written Options  (0%)
Total Written Options (Cost - $(209)) (137)
Total Investments (Cost - $698,963) (104%)
699,837
Liabilities in excess of Other Assets (-4%)
(26,955)
Net Assets (100%) $ 672,882
* Affiliated investment.
(a) Floating rate security. The rate shown reflects the rate in effect at January
31, 2026.
(b) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(c) Yield to maturity at time of purchase.
(d) Principal in foreign currency.
(e) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(f) Floating rate security. The rate shown reflects the rate in effect at January 31,
2026. The stated maturity is subject to prepayments.
(g) All or a portion of these securities are on loan. At January 31, 2026, the total market value of the Fund’s securities on loan is $7,128 and the total market value of the collateral held by the Fund is $7,345. Amounts in 000s.
(h) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
Purchase Options
Description
Number of
Contracts
Notional
Amount
(000s)
Exercise
Price
Maturity
Date
Value
(000s) Call/Put
Exchange Traded Options Purchase - 0.1%
S&P 500 Emini 41 $ 137 $ 6600 03/31/2026 $ 137 Put
S&P 500 Emini 53 195 6850 02/27/2026 195 Put
Total Purchase Options
$332
Written Options
Description
Number of
Contracts
Notional
Amount
(000s)
Exercise
Price
Maturity
Date
Value
(000s) Call/Put
Exchange Traded Options Purchase - 0.0%
S&P 500 Emini 41 (73) 6250 03/31/2026 (73) Put
S&P 500 Emini 53 (64) 6500 02/27/2026 (64) Put
Total Written Options
$(137)
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
AUD 28,596
USD  18,591 HSBC Bank USA, N.A. 02/24/2026 $ 1,321
EUR 8,654
USD  10,141 HSBC Bank USA, N.A. 02/24/2026 129
EUR 35,712
USD  41,832 Morgan Stanley 03/18/2026 597
GBP 3,755
USD  5,044 HSBC Bank USA, N.A. 02/24/2026 94
GBP 3,350
USD  4,462 Morgan Stanley 03/18/2026 122
HUF 1,112,900
USD  3,338 HSBC Bank USA, N.A. 02/26/2026 113
NOK 115,574
USD  11,766 HSBC Bank USA, N.A. 02/24/2026 233
USD 6,873
EUR  5,755 HSBC Bank USA, N.A. 02/24/2026 44
USD 3,367
SEK  29,766 HSBC Bank USA, N.A. 02/24/2026 21
ZAR 27,535
USD  1,687 BNP PARIBAS 02/26/2026 15
2,689
Liabilities:
COP 12,273,590 USD  3,404 Barclays Bank PLC 02/12/2026 (92)
COP 12,991,560 USD  3,523 BNP PARIBAS 02/12/2026 (17)

Payden Mutual Funds
Payden Absolute Return Bond Fund
continued
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
JPY 1,287,600 USD  8,380 BNP PARIBAS 02/24/2026 $ (43)
PEN 22,515 USD  6,717 HSBC Bank USA, N.A. 02/26/2026 (38)
USD 7,229 BRL  38,570 Barclays Bank PLC 02/12/2026 (79)
USD 6,744 COP  25,425,000 Barclays Bank PLC 02/12/2026 (117)
USD 5,006 JPY  780,300 BNP PARIBAS 02/24/2026 (46)
USD 8,175 PEN  27,573 BNP PARIBAS 02/26/2026 (4)
USD 5,896 RON  25,932 BNP PARIBAS 02/26/2026 (130)
USD 6,208 ZAR  106,700 BNP PARIBAS 02/26/2026 (385)
USD 33,381 BRL  186,000 BNP PARIBAS 04/07/2026 (1,406)
USD 895 BRL  4,850 HSBC Bank USA, N.A. 02/12/2026 (24)
USD 5,675 AUD  8,166 HSBC Bank USA, N.A. 02/24/2026 (12)
USD 10,352 CHF  8,146 HSBC Bank USA, N.A. 02/24/2026 (213)
USD 5,043 GBP  3,755 HSBC Bank USA, N.A. 02/24/2026 (95)
USD 5,158 NOK  51,146 HSBC Bank USA, N.A. 02/24/2026 (152)
USD 3,379 EUR  2,899 HSBC Bank USA, N.A. 02/26/2026 (62)
USD 3,359 HUF  1,112,900 HSBC Bank USA, N.A. 02/26/2026 (93)
USD 10,701 MXN  198,670 HSBC Bank USA, N.A. 02/26/2026 (641)
USD 471 EUR  397 HSBC Bank USA, N.A. 03/18/2026 –
USD 2,362 CAD  3,242 Morgan Stanley 03/18/2026 (23)
USD 81,382 EUR  68,633 Morgan Stanley 03/18/2026 (160)
USD 9,372 GBP  6,900 Morgan Stanley 03/18/2026 (69)
(3,901)
Net Unrealized Appreciation (Depreciation)
$(1,212)
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
3-Months SOFR Future 635 Dec-26 $ 153,599 $ (30) $ (30)
Euro-Schatz Future 534 Mar-26 67,668 18 18
U.S. Treasury 2-Year Note Future 1,536 Mar-26 320,244 (364) (364)
U.S. Treasury 5-Year Note Future 271 Mar-26 29,520 (29) (29)
a a
(405)
Short Contracts:
Euro-Bobl Future 196 Mar-26 (27,092) (79) (79)
Euro-Bund Future 108 Mar-26 (16,408) 40 40
Euro-Buxl 30-Year Bond Future 60 Mar-26 (7,815) 65 65
Long Gilt Future 11 Mar-26 (1,367) (2) (2)
U.S. 10-Year Ultra Future 357 Mar-26 (40,754) 365 365
U.S. Long Bond Future 165 Mar-26 (18,996) 25 25
U.S. Treasury 10-Year Note Future 355 Mar-26 (39,699) 138 138
a a
552
Total Futures
$147

Open Centrally Cleared Credit Default Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation
(000s)
Protection Sold (Relevant Credit:Markit CDX, North
America High Yield Series 45 Index), Pay 5.00% Quarterly,
Receive upon credit default 12/20/2030 $38,907 $3,488 $3,073 $415